Assets Held for Sale	12 Months Ended
Dec. 31, 2018
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Assets Held for Sale
10.	Assets Held for Sale

Details of assets held for sale as of December 31, 2017 and 2018 are as follows:

	2017				2018
	Controlling company		Subsidiaries (*1)	Total	Subsidiaries (*2)
	(in millions of Won)
Assets
Other financial assets	￦	—	—	—	778
Property, plant and equipment		392	71,340	71,732	21,076
Others		—	36	36	—

	￦	392	71,376	71,768	21,854

(*1)

During the year ended December 2017, POSCO ENGINEERING & CONSTRUCTION CO., LTD., a subsidiary of the Company, determined to dispose of the office building, Seomyeon Fiesta, in Busan and classified the related property, plant and equipment amounting to ￦71,340 million as assets held for sale. During the year ended December 31, 2018, disposal of the accompanying assets held for sale was completed.

(*2)

During the year ended December 31, 2018, DAESAN (CAMBODIA) Co., Ltd., a subsidiary of the Company, determined to dispose of the land and classified the related property, plant and equipment amounting to ￦21,076 million as assets held for sale.